Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Securian Funds Trust
Entity Central Index Key	0000766351
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000125912
Shareholder Report [Line Items]
Fund Name	SFT Balanced Stabilization Fund
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Balanced Stabilization Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.
Additional Information Phone Number	800-995-3850
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Balanced Stabilization Fund (Class 2)	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
AssetsNet	$ 649,552,304
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 1,778,021
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$649,552,304
# of Portfolio Holdings	206
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$1,778,021

Holdings [Text Block]

Sector Diversification (% of net assets)

Investment Companies	61.9%
Financial	11.0%
Consumer, Non-cyclical	5.1%
U.S. Treasury	4.6%
Industrials	3.3%
Utilities	3.2%
Communications	2.4%
Consumer Cyclical	2.2%
Other	4.8%
Other Assets and Liabilities, Net	1.5%
Total	100.0%

Largest Holdings [Text Block]
Updated Prospectus Phone Number	800-995-3850
Updated Prospectus Email Address	policyservices@securian.com
C000072676
Shareholder Report [Line Items]
Fund Name	SFT Core Bond Fund
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Core Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.
Additional Information Phone Number	800-995-3850
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Core Bond Fund (Class 1)	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 434,431,154
Holdings Count | Holding	547
Advisory Fees Paid, Amount	$ 869,275
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$434,431,154
# of Portfolio Holdings	547
Portfolio Turnover Rate	151%
Total Advisory Fees Paid	$869,275

Holdings [Text Block]

Sector Diversification (% of net assets)

U.S. Treasury	39.7%
Federal National Mortgage Association	23.8%
Other Mortgage-Backed Securities	11.0%
Federal Home Loan Mortgage Corporation	8.6%
Financial	7.8%
Asset-Backed Securities	7.4%
Government National Mortgage Association	4.7%
Investment Companies	3.5%
Consumer, Non-cyclical	2.5%
Other	8.7%
Other Assets and Liabilities, Net	(17.7%)
Total	100.0%

Largest Holdings [Text Block]
Updated Prospectus Phone Number	800-995-3850
Updated Prospectus Email Address	policyservices@securian.com
C000072677
Shareholder Report [Line Items]
Fund Name	SFT Core Bond Fund
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Core Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.
Additional Information Phone Number	800-995-3850
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Core Bond Fund (Class 2)	$38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
AssetsNet	$ 434,431,154
Holdings Count | Holding	547
Advisory Fees Paid, Amount	$ 869,275
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$434,431,154
# of Portfolio Holdings	547
Portfolio Turnover Rate	151%
Total Advisory Fees Paid	$869,275

Holdings [Text Block]

Sector Diversification (% of net assets)

U.S. Treasury	39.7%
Federal National Mortgage Association	23.8%
Other Mortgage-Backed Securities	11.0%
Federal Home Loan Mortgage Corporation	8.6%
Financial	7.8%
Asset-Backed Securities	7.4%
Government National Mortgage Association	4.7%
Investment Companies	3.5%
Consumer, Non-cyclical	2.5%
Other	8.7%
Other Assets and Liabilities, Net	(17.7%)
Total	100.0%

Largest Holdings [Text Block]
Updated Prospectus Phone Number	800-995-3850
Updated Prospectus Email Address	policyservices@securian.com
C000140836
Shareholder Report [Line Items]
Fund Name	SFT Delaware Ivy SM Growth Fund
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Delaware Ivy SM Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.
Additional Information Phone Number	800-995-3850
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Delaware Ivy SM Growth Fund (Class 2)	$51	0.96%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%
AssetsNet	$ 644,216,652
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,972,700
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$644,216,652 # of Portfolio Holdings37 Portfolio Turnover Rate4% Total Advisory Fees Paid$1,972,700
Holdings [Text Block]

Sector Diversification (% of net assets)

Information Technology	44.9%
Consumer Discretionary	11.4%
Financial	10.7%
Health Care	10.4%
Communication Services	9.5%
Industrials	7.9%
Real Estate	2.4%
Consumer Staples	2.3%
Other	0.2%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Microsoft Corp.	14.1%
NVIDIA Corp.	10.4%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.8%
Alphabet, Inc.A	6.6%
Visa, Inc.A	5.2%
UnitedHealth Group, Inc.	3.7%
Motorola Solutions, Inc.	3.2%
Intuit, Inc.	2.8%
Intercontinental Exchange, Inc.	2.8%
Total	62.5%

Updated Prospectus Phone Number	800-995-3850
Updated Prospectus Email Address	policyservices@securian.com
C000140837
Shareholder Report [Line Items]
Fund Name	SFT Delaware Ivy SM Small Cap Growth Fund
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Delaware Ivy SM Small Cap Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.
Additional Information Phone Number	800-995-3850
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Delaware Ivy SM Small Cap Growth Fund (Class 2)	$68	1.32%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.32%
AssetsNet	$ 155,946,668
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 656,307
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$155,946,668 # of Portfolio Holdings74 Portfolio Turnover Rate37% Total Advisory Fees Paid$656,307
Holdings [Text Block]

Sector Diversification (% of net assets)

Information Technology	24.5%
Health Care	22.0%
Industrials	21.2%
Consumer Discretionary	13.2%
Financial	6.5%
Consumer Staples	3.9%
Energy	2.7%
Materials	2.6%
Other	3.8%
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

CyberArk Software Ltd.	4.2%
Parsons Corp.	2.9%
Federal Signal Corp.	2.6%
Clean Harbors, Inc.	2.6%
ATI, Inc.	2.6%
Onto Innovation, Inc.	2.5%
Vericel Corp.	2.3%
Red Rock Resorts, Inc.A	2.2%
Verra Mobility Corp.	2.1%
Abercrombie & Fitch Co.A	2.0%
Total	26.0%

Updated Prospectus Phone Number	800-995-3850
Updated Prospectus Email Address	policyservices@securian.com
C000162345
Shareholder Report [Line Items]
Fund Name	SFT Equity Stabilization Fund
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Equity Stabilization Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.
Additional Information Phone Number	800-995-3850
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Equity Stabilization Fund (Class 2)	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 300,937,688
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 849,877
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$300,937,688 # of Portfolio Holdings7 Portfolio Turnover Rate0% Total Advisory Fees Paid$849,877
Holdings [Text Block]

Sector Diversification (% of net assets)

Investment Companies	98.1%
Other Assets and Liabilities, Net	1.9%
Total	100.0%

Largest Holdings [Text Block]

Top Largest Holdings (% of Net Assets)

iShares Edge MSCI Minimum Volatility USA ETF	32.9%
iShares Edge MSCI Minimum Volatility EAFE ETF	23.8%
iShares Core High Dividend ETF	18.4%
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	6.6%
BlackRock Short Maturity Bond ETF	5.3%
iShares MSCI Germany ETF	4.6%
Total	91.6%

Updated Prospectus Phone Number	800-995-3850
Updated Prospectus Email Address	policyservices@securian.com
C000004536
Shareholder Report [Line Items]
Fund Name	SFT Government Money Market Fund
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Government Money Market Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.
Additional Information Phone Number	800-995-3850
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Government Money Market Fund (Class 2)	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 228,325,648
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 284,645
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$228,325,648 # of Portfolio Holdings15 Portfolio Turnover Rate0% Total Advisory Fees Paid$284,645
Holdings [Text Block]

Sector Diversification (% of net assets)

U.S. Government Obligations	91.6%
Investment Companies	8.6%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%

Largest Holdings [Text Block]

Top Largest Holdings (% of Net Assets)

U.S. Treasury Bill 5.182%7/18/2024	10.9%
U.S. Treasury Bill 5.392%8/22/2024	10.9%
U.S. Treasury Bill 5.427%9/19/2024	10.8%
U.S. Treasury Bill 4.966%7/11/2024	9.6%
U.S. Treasury Bill 4.369%7/5/2024	8.8%
U.S. Treasury Bill 5.283%7/25/2024	6.5%
Federal Home Loan Bank Discount Notes 5.334%7/31/2024	6.5%
Federal Home Loan Mortgage Corp. Discount Notes 4.793%7/8/2024	4.4%
U.S. Treasury Bill 5.370%8/15/2024	4.4%
U.S. Treasury Bill 5.403%9/5/2024	4.3%
Total	77.1%

Updated Prospectus Phone Number	800-995-3850
Updated Prospectus Email Address	policyservices@securian.com
C000072678
Shareholder Report [Line Items]
Fund Name	SFT Index 400 Mid-Cap Fund
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Index 400 Mid-Cap Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.
Additional Information Phone Number	800-995-3850
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 400 Mid-Cap Fund (Class 1)	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 219,670,367
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 165,985
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$219,670,367 # of Portfolio Holdings405 Portfolio Turnover Rate9% Total Advisory Fees Paid$165,985
Holdings [Text Block]

Sector Diversification (% of net assets)

Industrials	21.4%
Financial	15.5%
Consumer Discretionary	14.2%
Information Technology	9.2%
Health Care	8.9%
Real Estate	6.8%
Materials	6.3%
Energy	5.8%
Consumer Staples	4.5%
Other	7.7%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Williams-Sonoma, Inc.	0.7%
Pure Storage, Inc.A	0.7%
Carlisle Cos., Inc.	0.7%
EMCOR Group, Inc.	0.6%
Reliance, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Lennox International, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Illumina, Inc.	0.6%
Manhattan Associates, Inc.	0.6%
Total	6.3%

Updated Prospectus Phone Number	800-995-3850
Updated Prospectus Email Address	policyservices@securian.com
C000072679
Shareholder Report [Line Items]
Fund Name	SFT Index 400 Mid-Cap Fund
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Index 400 Mid-Cap Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.
Additional Information Phone Number	800-995-3850
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 400 Mid-Cap Fund (Class 2)	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 219,670,367
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 165,985
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$219,670,367 # of Portfolio Holdings405 Portfolio Turnover Rate9% Total Advisory Fees Paid$165,985
Holdings [Text Block]

Sector Diversification (% of net assets)

Industrials	21.4%
Financial	15.5%
Consumer Discretionary	14.2%
Information Technology	9.2%
Health Care	8.9%
Real Estate	6.8%
Materials	6.3%
Energy	5.8%
Consumer Staples	4.5%
Other	7.7%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Williams-Sonoma, Inc.	0.7%
Pure Storage, Inc.A	0.7%
Carlisle Cos., Inc.	0.7%
EMCOR Group, Inc.	0.6%
Reliance, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Lennox International, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Illumina, Inc.	0.6%
Manhattan Associates, Inc.	0.6%
Total	6.3%

Updated Prospectus Phone Number	800-995-3850
Updated Prospectus Email Address	policyservices@securian.com
C000072680
Shareholder Report [Line Items]
Fund Name	SFT Index 500 Fund
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Index 500 Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.
Additional Information Phone Number	800-995-3850
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 500 Fund (Class 1)	$10	0.18%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
AssetsNet	$ 1,386,615,318
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 899,390
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,386,615,318 # of Portfolio Holdings504 Portfolio Turnover Rate1% Total Advisory Fees Paid$899,390
Holdings [Text Block]

Sector Diversification (% of net assets)

Information Technology	31.3%
Financial	12.0%
Health Care	11.3%
Consumer Discretionary	9.7%
Communication Services	9.1%
Industrials	7.7%
Consumer Staples	5.6%
Energy	3.5%
Investment Companies	3.5%
Other	6.3%
Other Assets and Liabilities, Net	-%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Microsoft Corp.	7.0%
Apple, Inc.	6.4%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	3.7%
Alphabet, Inc.A	2.3%
Meta Platforms, Inc.A	2.3%
Alphabet, Inc.C	1.9%
Berkshire Hathaway, Inc.B	1.6%
Eli Lilly & Co.	1.5%
Broadcom, Inc.	1.5%
Total	34.6%

Updated Prospectus Phone Number	800-995-3850
Updated Prospectus Email Address	policyservices@securian.com
C000072681
Shareholder Report [Line Items]
Fund Name	SFT Index 500 Fund
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Index 500 Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.
Additional Information Phone Number	800-995-3850
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 500 Fund (Class 2)	$23	0.43%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%
AssetsNet	$ 1,386,615,318
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 899,390
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,386,615,318 # of Portfolio Holdings504 Portfolio Turnover Rate1% Total Advisory Fees Paid$899,390
Holdings [Text Block]

Sector Diversification (% of net assets)

Information Technology	31.3%
Financial	12.0%
Health Care	11.3%
Consumer Discretionary	9.7%
Communication Services	9.1%
Industrials	7.7%
Consumer Staples	5.6%
Energy	3.5%
Investment Companies	3.5%
Other	6.3%
Other Assets and Liabilities, Net	-%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Microsoft Corp.	7.0%
Apple, Inc.	6.4%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	3.7%
Alphabet, Inc.A	2.3%
Meta Platforms, Inc.A	2.3%
Alphabet, Inc.C	1.9%
Berkshire Hathaway, Inc.B	1.6%
Eli Lilly & Co.	1.5%
Broadcom, Inc.	1.5%
Total	34.6%

Updated Prospectus Phone Number	800-995-3850
Updated Prospectus Email Address	policyservices@securian.com
C000072687
Shareholder Report [Line Items]
Fund Name	SFT Real Estate Securities Fund
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Real Estate Securities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.
Additional Information Phone Number	800-995-3850
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Real Estate Securities Fund (Class 1)	$49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
AssetsNet	$ 118,101,720
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 405,614
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$118,101,720 # of Portfolio Holdings32 Portfolio Turnover Rate13% Total Advisory Fees Paid$405,614
Holdings [Text Block]

Sector Diversification (% of net assets)

Real Estate	94.8%
Investment Companies	2.3%
Consumer Discretionary	2.3%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Welltower, Inc.	8.3%
Prologis, Inc.	7.6%
Digital Realty Trust, Inc.	7.6%
Simon Property Group, Inc.	6.4%
American Tower Corp.	5.2%
Invitation Homes, Inc.	4.9%
Iron Mountain, Inc.	4.8%
Crown Castle, Inc.	4.8%
SBA Communications Corp.	4.2%
Equinix, Inc.	4.1%
Total	57.9%

Updated Prospectus Phone Number	800-995-3850
Updated Prospectus Email Address	policyservices@securian.com
C000072686
Shareholder Report [Line Items]
Fund Name	SFT Real Estate Securities Fund
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Real Estate Securities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.
Additional Information Phone Number	800-995-3850
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Real Estate Securities Fund (Class 2)	$61	1.23%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.23%
AssetsNet	$ 118,101,720
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 405,614
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$118,101,720 # of Portfolio Holdings32 Portfolio Turnover Rate13% Total Advisory Fees Paid$405,614
Holdings [Text Block]

Sector Diversification (% of net assets)

Real Estate	94.8%
Investment Companies	2.3%
Consumer Discretionary	2.3%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Welltower, Inc.	8.3%
Prologis, Inc.	7.6%
Digital Realty Trust, Inc.	7.6%
Simon Property Group, Inc.	6.4%
American Tower Corp.	5.2%
Invitation Homes, Inc.	4.9%
Iron Mountain, Inc.	4.8%
Crown Castle, Inc.	4.8%
SBA Communications Corp.	4.2%
Equinix, Inc.	4.1%
Total	57.9%

Updated Prospectus Phone Number	800-995-3850
Updated Prospectus Email Address	policyservices@securian.com
C000140840
Shareholder Report [Line Items]
Fund Name	SFT T. Rowe Price Value Fund
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT T. Rowe Price Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.
Additional Information Phone Number	800-995-3850
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT T. Rowe Price Value Fund (Class 2)	$52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
AssetsNet	$ 198,423,354
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 567,488
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$198,423,354 # of Portfolio Holdings120 Portfolio Turnover Rate30% Total Advisory Fees Paid$567,488
Holdings [Text Block]

Sector Diversification (% of net assets)

Financial	22.7%
Health Care	17.0%
Industrials	16.2%
Energy	10.0%
Consumer Staples	9.7%
Information Technology	8.5%
Materials	4.7%
Consumer Discretionary	4.4%
Utilities	2.4%
Other	4.5%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Berkshire Hathaway, Inc.B	3.5%
JPMorgan Chase & Co.	3.2%
Elevance Health, Inc.	2.9%
Kenvue, Inc.	2.4%
Johnson & Johnson	2.3%
Bank of America Corp.	2.2%
UnitedHealth Group, Inc.	2.1%
Fiserv, Inc.	1.9%
ConocoPhillips	1.8%
Charles Schwab Corp.	1.7%
Total	24.0%

Updated Prospectus Phone Number	800-995-3850
Updated Prospectus Email Address	policyservices@securian.com
C000140838
Shareholder Report [Line Items]
Fund Name	SFT Wellington Core Equity Fund
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Wellington Core Equity Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.
Additional Information Phone Number	800-995-3850
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Wellington Core Equity Fund (Class 1)	$43	0.79%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%
AssetsNet	$ 130,965,801
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 344,880
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$130,965,801 # of Portfolio Holdings69 Portfolio Turnover Rate19% Total Advisory Fees Paid$344,880
Holdings [Text Block]

Sector Diversification (% of net assets)

Information Technology	32.1%
Health Care	14.2%
Financial	12.4%
Consumer Discretionary	9.8%
Communication Services	9.2%
Industrials	8.2%
Consumer Staples	4.9%
Energy	3.0%
Utilities	2.8%
Other	3.6%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Microsoft Corp.	7.6%
Apple, Inc.	7.1%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	5.1%
Alphabet, Inc.A	5.0%
Meta Platforms, Inc.A	2.9%
Broadcom, Inc.	2.6%
Eli Lilly & Co.	2.6%
JPMorgan Chase & Co.	2.4%
UnitedHealth Group, Inc.	2.1%
Total	43.8%

Updated Prospectus Phone Number	800-995-3850
Updated Prospectus Email Address	policyservices@securian.com
C000140839
Shareholder Report [Line Items]
Fund Name	SFT Wellington Core Equity Fund
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Wellington Core Equity Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.
Additional Information Phone Number	800-995-3850
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Wellington Core Equity Fund (Class 2)	$56	1.04%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.04%
AssetsNet	$ 130,965,801
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 344,880
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$130,965,801 # of Portfolio Holdings69 Portfolio Turnover Rate19% Total Advisory Fees Paid$344,880
Holdings [Text Block]

Sector Diversification (% of net assets)

Information Technology	32.1%
Health Care	14.2%
Financial	12.4%
Consumer Discretionary	9.8%
Communication Services	9.2%
Industrials	8.2%
Consumer Staples	4.9%
Energy	3.0%
Utilities	2.8%
Other	3.6%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Microsoft Corp.	7.6%
Apple, Inc.	7.1%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	5.1%
Alphabet, Inc.A	5.0%
Meta Platforms, Inc.A	2.9%
Broadcom, Inc.	2.6%
Eli Lilly & Co.	2.6%
JPMorgan Chase & Co.	2.4%
UnitedHealth Group, Inc.	2.1%
Total	43.8%

Updated Prospectus Phone Number	800-995-3850
Updated Prospectus Email Address	policyservices@securian.com